Investment Objectives and Goals	Jan. 26, 2026
Gotham Enhanced 500 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gotham Enhanced 500 ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Enhanced 500 ETF (the “Fund”) seeks long-term capital appreciation.
Gotham 1000 Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gotham 1000 Value ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham 1000 Value ETF (the “Fund”) seeks long-term capital appreciation.
Gotham Short Strategies ETF
Prospectus [Line Items]
Risk/Return [Heading]	Gotham Short Strategies ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Gotham Short Strategies ETF (the “Fund”) seeks long-term capital appreciation and to provide positive returns in down markets.